SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Subsequent to December 31, 2012, KW Residential, LLC settled several Japanese yen related hedges resulting in cash proceeds of $23.7 million to the joint venture, of which our share was $10.6 million.
In December 2012, at time of acquisition, Kennedy Wilson invested $43.6 million of its equity and borrowed $79.3 million to acquire a loan secured by a shopping center in the United Kingdom. Additionally, in partnership with an institutional investor, we acquired a loan pool with an unpaid principal balance of $232.3 million, comprised of 7 loans secured by 23 underlying properties in the United Kingdom.  Kennedy Wilson's investment in the pool totaled $16.0 million. Subsequent to December 31, 2012, we sold 50% of our interest in both investments to an institutional investor.
In March 2013, Kennedy Wilson drew $35 million on its unsecured credit facility, bringing the outstanding balance to $35 million and availability to $65 million.
In March 2013, Kennedy Wilson issued 9.0 million shares of common stock primarily to institutional investors, resulting in gross proceeds of $141.3 million of which $35.0 million was used to pay off the outstanding balance on our line of credit. In April 2013, the Company issued 1.4 million shares of common stock as a result of the underwriters fully exercising their overallotment option, which resulted in gross proceeds of $21.2 million.
In September 2013, Kennedy Wilson completed an offering of 6.9 million shares (which includes 900,000 shares from the underwriters fully exercising their option to purchase additional shares) of its common stock, which raised $122.2 million of net proceeds.
In September 2013, the Company amended its existing unsecured revolving credit facility which increased the total principal amount available to be borrowed by an additional $40.0 million, for an aggregate of $140.0 million. The maturity date was extended to October 1, 2016. The credit facility was undrawn as of September 30, 2013.